Financial Instruments	6 Months Ended
Jun. 30, 2026
Financial Instruments
Financial instruments
4.	Financial Instruments

The Company aims to protect the value of financial investments, while maximising returns. The fair value of financial assets is the same as the carrying amount for H1 2026, FY 2025, and H1 2025. Cash resources are shown below.

Financial assets (unaudited) (a)

In millions of €	H1 2026	FY 2025	H1 2025
Cash and cash equivalents
Cash at bank and in hand	262	402	35
Short-term deposits with maturity of less than three months	315	39	14
Total financial assets	577	441	49

(a) Financial assets exclude ‘trade and other current receivables’ and ‘other financial assets’. All financial assets are classified as current.

Financial liabilities (unaudited) (a)

In millions of €	H1 2026			FY 2025			H1 2025
	Current	Non-current	Total	Current	Non-current	Total	Current	Non-current	Total
Bank loans and overdrafts(b)	284	2	287	34	1	35	39	-	39
Bonds and other loans	-	3,168	3,168	-	3,077	3,077	-	-	-
Lease liabilities	57	169	226	43	100	143	49	115	164
Loans with Unilever	-	-	-	-	-	-	1	-	1
Derivatives	31	-	31	28	-	28	-	-	-
Other financial liabilities(c)	-	133	133	-	133	133	-	145	145
Total financial liabilities	372	3,473	3,845	105	3,311	3,416	89	260	349

(a) Financial liabilities exclude trade payables and other liabilities.

(b) Bank loans and overdrafts do not include any secured liabilities. This includes Commercial Papers of €200 million raised in June 2026.

(c) Other financial liabilities consist of an option to acquire non-controlling interests in Magnum RFM Ice Cream Inc from RFM Corporation, the Philippines Joint Venture (the ‘Philippines Put Option’). The Group holds 50% plus one share in the joint venture. According to the shareholder agreement established in March 1999, RFM Corporation is entitled, each year within one month following 31 December year end, to require the Group to acquire all or a portion of RFM Corporation’s shares in the joint venture at a price determined by the agreement. RFM Corporation has executed a waiver stipulating that they waive their right to exercise the option until April 2028.

There have been no material changes in the classification of the fair value of financial assets and financial liabilities since FY 2025. Additionally, there have been no significant movements between the fair value hierarchy classifications during this period.

Calculation of fair values

The fair values of the financial assets and liabilities are defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Methods and assumptions used to estimate the fair values are consistent with those used in FY 2025.

Assets and liabilities carried at fair value

Derivatives liabilities of €31 million (FY 2025: €28 million) and short-term deposits of €315 million (FY 2025: 39 million) are valued using valuation techniques with market observable inputs (Level 2). There are no derivatives assets and other cash equivalents valued at quoted prices for identical instruments (Level 1) or not based on observable market data (Level 3).

The Philippines Put Option is valued annually at the redemption value with subsequent changes in finance costs (Level 3). The redemption value is derived from a formula defined in the shareholder agreement which uses historical financial information, multipliers, and CPI adjustments. The impact in the income statement for the first half of 2026 due to the Philippines Put Option is €nil (H1 2025: €nil).

Assets and liabilities carried at amortised cost

Bonds issued by the Group are measured at amortised cost. The fair value of these bonds using quoted prices in active markets (Level 1 of the fair value hierarchy) is €2,962 million (FY 2025: €2,998 million and H1 2025: €nil). The models incorporate various inputs including the credit quality of counterparties, foreign exchange spot and forward rates, interest rate curves and forward rate curves of the underlying commodities.

Other financial assets and liabilities

Cash and short-term deposits, trade and other current receivables, overdrafts, trade payables and other current liabilities have fair values that approximate to their carrying amounts due to their short-term nature.

Lease liabilities and non-current receivables and payables have a fair value that approximate the carrying value based on the net present value of the anticipated future cash flows associated with these instruments using rates currently available for debt on similar terms, credit risk and remaining maturities.